OTHER REAL ESTATE OWNED	12 Months Ended
Dec. 31, 2013
OTHER REAL ESTATE OWNED [Abstract]
OTHER REAL ESTATE OWNED

NOTE 9 - OTHER REAL ESTATE OWNED

The carrying value of other real estate owned on the Consolidated Balance Sheets was $6.8 million as of December 31, 2013 compared to $8.6 million as of December 31, 2012.  The value of OREO is based on the lower of cost or fair value less cost to sell.   Fair value is based on independent appraisals for significant properties and may be adjusted by management as discussed in Note 20.